Other disclosures - Fair value of financial liabilities not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Other financial liabilities	€ 26,968	€ 30,235	€ 24,664
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,221,220	1,200,636	1,147,415
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,231,981	1,209,181	1,149,709
Other financial liabilities	26,968	30,109	24,215
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	91,771	84,793	72,945
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	124,098	132,582	127,991
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	388,548	394,659	445,567
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	905	1,074	442	€ 196
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	751,662	729,729	631,197
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	990,391	942,417	903,101
Deposits | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	990,807	942,397	902,680
Deposits | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0	0
Deposits | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	263,517	245,143	302,414
Deposits | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	727,290	697,254	600,266
Debt instruments | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	230,829	258,219	244,314
Debt instruments | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	241,174	266,784	247,029
Debt instruments | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	91,771	84,793	72,945
Debt instruments | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	125,031	149,516	143,153
Debt instruments | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 24,372	€ 32,475	€ 30,931